Long-Term Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Kahamadi Bio [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage	49.00%
Suffered loss	$ 0	$ 6,217
Zhetong Medical [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage			39.00%
Jiuzhou Pharmacy [Member]
Long-Term Investment (Details) [Line Items]
Injected funds		$ 1,443,752